Statements of Consolidated Shareholders' Equity (USD $) In Thousands, except Share data	Total USD ($)	Common Shares Outstanding	Common Shares USD ($)	Additional Capital USD ($)	Retained Income USD ($)	Amount Due from ESOP Trust USD ($)	Accumulated Other Comprehensive Income (Loss) USD ($)
Beginning Balance at Apr. 30, 2008	$ 1,799,853		$ 13,656	$ 1,181,645	$ 567,419	$ (5,479)	$ 42,612
Beginning Balance, shares at Apr. 30, 2008		54,622,612
Net income	265,953				265,953
Foreign currency translation adjustment	(47,024)						(47,024)
Pensions and other postretirement liabilities	(43,479)						(43,479)
Unrealized (loss) gain on available-for-sale securities	(2,798)						(2,798)
Unrealized (loss) gain on cash flow hedging derivatives	(6,581)						(6,581)
Comprehensive Income	166,071
Purchase of treasury shares	(4,025)		(20)	(3,982)	(23)
Purchase of treasury shares, shares		(81,685)
Purchase business combination	3,366,353		15,792	3,350,561
Purchase business combination, shares		63,166,532
Stock plans	17,522		178	17,344
Stock plans, shares		714,664
Cash dividends declared	(408,845)				(408,845)
Tax benefit of stock plans	2,353			2,353
Other	649					649
Ending Balance at Apr. 30, 2009	4,939,931		29,606	4,547,921	424,504	(4,830)	(57,270)
Ending Balance, shares at Apr. 30, 2009		118,422,123
Net income	494,138				494,138
Foreign currency translation adjustment	45,926						45,926
Pensions and other postretirement liabilities	(12,313)						(12,313)
Unrealized (loss) gain on available-for-sale securities	2,652						2,652
Unrealized (loss) gain on cash flow hedging derivatives	424						424
Comprehensive Income	530,827
Purchase of treasury shares	(5,569)		(31)	(5,383)	(155)
Purchase of treasury shares, shares		(122,483)
Stock plans	29,789		205	29,584
Stock plans, shares		819,512
Cash dividends declared	(172,424)				(172,424)
Tax benefit of stock plans	3,005			3,005
Other	761					761
Ending Balance at Apr. 30, 2010	5,326,320		29,780	4,575,127	746,063	(4,069)	(20,581)
Ending Balance, shares at Apr. 30, 2010	119,119,152	119,119,152
Net income	479,482				479,482
Foreign currency translation adjustment	24,773						24,773
Pensions and other postretirement liabilities	(5,928)						(5,928)
Unrealized (loss) gain on available-for-sale securities	1,359						1,359
Unrealized (loss) gain on cash flow hedging derivatives	4,006						4,006
Comprehensive Income	503,692
Purchase of treasury shares	(389,135)		(1,458)	(225,677)	(162,000)
Purchase of treasury shares, shares		(5,832,423)
Stock plans	40,053		221	39,832
Stock plans, shares		885,393
Cash dividends declared	(196,612)				(196,612)
Tax benefit of stock plans	7,310			7,310
Other	735					735
Ending Balance at Apr. 30, 2011	$ 5,292,363		$ 28,543	$ 4,396,592	$ 866,933	$ (3,334)	$ 3,629
Ending Balance, shares at Apr. 30, 2011	114,172,122	114,172,122